Segment reporting (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue from contracts with customers	R$ 3,248,442	R$ 2,589,960	R$ 1,684,896
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	R$ 3,569,079	2,772,136	2,196,855
Threshold Percentage of Revenue	10.00%
BRAZIL
Disclosure of operating segments [line items]
Revenue from contracts with customers	R$ 1,503,038	R$ 936,213	R$ 534,113
Non-current assets percent	34.00%	33.00%	29.00%
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	R$ 1,222,368	R$ 927,490	R$ 629,055
Latin America (Other than Brazil)
Disclosure of operating segments [line items]
Revenue from contracts with customers	181,703	188,968	186,156
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	90,676	75,238	45,073
Europe [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	202,973	150,228	175,091
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	137,896	108,155	111,350
North America [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,360,728	1,314,551	789,536
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	R$ 2,118,139	R$ 1,661,253	R$ 1,411,377